PROPERTY (10-Q)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
PROPERTY [Abstract]
PROPERTY
NOTE 7. PROPERTY

Property consisted of the following (in thousands):

	September 30,	December 31,
	2013	2012
Land	$389	$403
Furniture and fixtures	357	358
Plant	14,964	14,362
Computer and software	1,452	1,407
Leasehold improvements	200	189
Machinery and equipment	15,298	15,053
Construction in progress	7,098	9,118
Property	39,758	40,890
Less accumulated depreciation	13,938	12,433
Property, net	$25,820	$28,457

Included in accounts payable at September 30, 2013, is $0.6 million related to amounts payable for capital expansion project additions.

NOTE 8. PROPERTY

Property consists of the following (in thousands):

	As of December 31,
	2012	2011	Estimated Useful Lives
Land	$403	$420
Furniture and fixtures	358	363	5-10 years
Plant	14,362	14,122	25-30 years, or life of lease
Computer and software	1,407	1,352	3-5 years
Leasehold improvements	189	189	3-7 years or life of lease
Machinery and equipment	15,053	17,249	5-10 years
Construction in progress	9,118	5,710
Subtotal	40,890	39,405
Less accumulated depreciation	12,433	11,410
Property, net	$28,457	$27,995

Our Lake Charles, Louisiana facility was built at a cost of $3.8 million to process rice bran from a rice milling company adjacent to the facility. The facility is built on leased land which is owned by the rice milling company. The facility was idled in May 2009 due to lack of orders. We recorded a $2.3 million impairment loss on the facility in 2009. The facility is not classified as held for sale due to potential alternative uses and because we are not aggressively marketing the property. We evaluated, and continue to evaluate, alternate uses of the facility. Depreciation on the facility has continued after the facility was idled. As of December 31, 2012, the net book value of the idled facility included in property, net, was $1.7 million.

We also own equipment purchased in 2009 for use in the Lake Charles, Louisiana facility. In 2012 and 2011, we recorded impairments of $1.1 million and $0.6 million on the Lake Charles equipment.

Property includes machinery and equipment that has never been installed or operated, which totals $1.4 million at December 31, 2012.